AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 8, 2014

REGISTRATION NO. 333-196580

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2

THE CHARLES SCHWAB FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

211 Main Street

San Francisco, CA 94105

(Address of Principal Executive Offices) (Zip code)

800.648.5300

(Registrant’s Telephone Number, including Area Code)

Marie Chandoha

211 Main Street, San Francisco, California 94105

(Name and Address of Agent for Service)

Copies of communications to:

Douglas Dick, Esq.	John Loder, Esq.	David Lekich, Esq.
Dechert LLP 1900 K Street, NW Washington, DC 20006-2401	Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600	Charles Schwab Investment Management, Inc. 211 Main Street SF211MN-05-491 San Francisco, CA 94105

It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

This Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 of The Charles Schwab Family of Funds is being made for the purpose of filing the final tax opinion Exhibit (12) to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement which are incorporated herein by reference in their entirety to Post-Effective No. 1 (Accession No. 0001193125-14-264355), is amended, deleted or superseded hereby.

PART A

INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated herein by reference to the Registrant’s Prospectus/Proxy Statement included in the definitive materials electronically filed with the SEC on July 9, 2014 pursuant to Rule 485 under the Securities Act of 1933, as amended (SEC Accession No. 0001193125-14-264355).

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated herein by reference to the Registrant’s Statement of Additional Information included in the definitive materials electronically filed with the SEC on July 9, 2014 pursuant to Rule 485 under the Securities Act of 1933, as amended (SEC Accession No. 0001193125-14-264355).

PART C

Item 15.	Indemnification

Article VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Amended and Restated Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The relevant language of the Amended and Restated Agreement and Declaration of Trust reads as follows:

“Trustees, Officers, etc.

Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Compromise Payment

Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Indemnification Not Exclusive

Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a) (19) of the 1940 Act (or who has been exempted from being an “interested person” by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.”

Item 16.	Exhibits

Item 16	Exhibits

(1)	Articles of Incorporation	Amended and Restated Agreement and Declaration of Trust, dated May 9, 1995, is incorporated herein by reference to Exhibit (1) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on February 13, 1998 (hereinafter referred to as “PEA No. 33”).

(2)	By-Laws	Amended and Restated Bylaws of the Registrant, adopted November 16, 2004, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 28, 2005 (hereinafter referred to as “PEA No. 58”).

(3)	Voting Trust Agreements	Not Applicable.

(4)	Reorganization Agreement	Form of Agreement and Plan of Reorganization is previously filed as Appendix A to the Proxy Statement/Prospectus in the Registrant’s Registration Statement on Form N-14 (Filed No. 333-196580), electronically filed with the SEC on July 9, 2014.

(5)(a)(1)	Instruments Defining rights of Security Holders	Article III, Sections 4 and 5; Article IV, Section 1; Article V; Article VI, Section 2; Article VIII, Section 4 and Article IX, Sections 1, 4 and 7 of the Amended and Restated Agreement and Declaration of Trust, dated as of May 9, 1995, are incorporated herein by reference to Exhibit (1) of PEA No. 33.

(5)(a)(2)		Articles 9 and 11 of the Amended and Restated Bylaws, dated as of November 16, 2004, are incorporated herein by reference to Exhibit (b) of PEA No. 58.

(6)(a)(1)	Investment Advisory Contracts	Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the “Investment Adviser”) with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 25, 2007 (hereinafter referred to as “PEA No. 65”).

(6)(a)(2)		Amendment, dated January 1, 2007, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(ii) of PEA No. 65.

(6)(a)(3)		Amendment, dated June 5, 2007, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 6, 2012 (hereinafter referred to as “PEA No. 80”).

(6)(a)(4)		Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, with respect to the funds listed on Schedule A thereto, as amended, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(d) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 30, 1997.

(6)(a)(5)		Schedule A, dated as of April 2, 2012, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(v) of PEA No. 80.

(6)(a)(6)		Schedule B, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(v) of PEA No. 65.

(6)(a)(7)		Schedule C, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vi) of PEA No. 65.

(6)(a)(8)		Schedule D, dated as of April 2, 2012, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(viii) of PEA No. 80.

(6)(b)(1)	Expense Limitation Agreements	Letter of Agreement between Registrant, the Investment Adviser and Charles Schwab & Co., Inc. (“Schwab”), dated April 30, 2014, is incorporated herein by reference to Exhibit (d)(ix) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954) electronically filed with the SEC on April 25, 2014 (hereinafter referred to as “PEA No. 86”).

(6)(b)(2)		Expense Limitation Agreement, on behalf of the Funds listed on Schedule A, between the Investment Adviser, Schwab and Registrant, dated as of May 2, 2007, is incorporated herein by reference to Exhibit (d)(xii) of Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on July 18, 2007.

(6)(b)(3)		Schedule A, dated as of April 2, 2012, to the Expense Limitation Agreement between the Investment Adviser, Schwab and Registrant, dated May 2, 2007, is incorporated herein by reference to Exhibit (d)(xi) of PEA No. 86.

(6)(b)(4)		Expense Waiver Reimbursement Agreement between the Investment Adviser, Schwab and Registrant, dated December 22, 2009, is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 2, 2010.

(7)(a)(1)	Underwriting Contracts	Amended and Restated Distribution Agreement between Registrant and Schwab, dated July 1, 2009, is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on February 4, 2010 (hereinafter referred to as “PEA No. 73”).

(7)(a)(1)		Amended Schedule A, dated April 2, 2012, to the Distribution Agreement between Registrant and Schwab, dated July 1, 2009, is incorporated herein by reference to Exhibit (e)(ii) of PEA No. 80.

(8)	Bonus or Profit Sharing Contracts	Not applicable

(9)(a)(1)	Custodian Agreements	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 28, 2006 (hereinafter referred to as “PEA No. 59”).

(9)(a)(2)		Amended Appendix A, dated March 14, 2012, to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ii) of PEA No. 80.

(10)	Rule 12b-1 Plan	Not applicable

(11)	Legal Opinion and Consent	Opinion and Consent of Dechert LLP regarding the validity of the shares to be issued by the Registrant is incorporated herein by reference to Exhibit (11) of the Registrant’s Registration Statement on Form N-14 (File No. 333-196580) filed with the SEC on June 6, 2014.

(12)	Tax Opinion	Opinion of Dechert LLP regarding certain tax matters is filed herewith as Exhibit (12).

(13)(a)(1)	Other material contracts	Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc., dated July 1, 2009, is incorporated herein by reference to Exhibit (h)(i) of PEA No. 73.

(13)(a)(2)		Amended Schedule A, dated March 14, 2012, to the Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. is incorporated herein by reference to Exhibit (h)(ii) of PEA No. 80.

(13)(b)(1)		Shareholder Servicing and Sweep Administration Plan, dated July 1, 2009, is incorporated herein by reference to Exhibit (h)(ii) of PEA No. 73.

(13)(b)(2)		Amended Schedule A, dated April 2, 2012, to the Shareholder Servicing and Sweep Administration Plan, dated July 1, 2009, is incorporated herein by reference to Exhibit (h)(iv) of PEA No. 80.

(13)(b)(3)		Amended Schedule B, dated April 2, 2012, to the Shareholder Servicing and Sweep Administration Plan, dated July 1, 2009, is incorporated herein by reference to Exhibit (h)(v) of PEA No. 80.

(13)(c)(1)		Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (g)(ix) of PEA No. 59.

(13)(c)(2)		Amended Schedule A, dated April 2, 2012, to the Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005 is incorporated herein by reference to Exhibit (h)(vii) of PEA 80.

(14)	Other opinions and consent	Consent of PricewaterhouseCoopers LLP is incorporated by reference to Exhibit (14) of Registrant’s Registration Statement on Form N-14 (File No. 333-196580), electronically filed with the SEC on July 9, 2014.

(15)	Omitted financial statements	Not applicable

(16)(a)(1)	Powers of attorney	Power of Attorney executed by Mariann Byerwalter is incorporated herein by reference to Exhibit (16)(a)(1) of Registrant’s Registration Statement on Form N-14 (File No. 333-196580) filed with the SEC on June 6, 2014.

(16)(a)(2)		Power of Attorney executed by Gerald B. Smith is incorporated herein by reference to Exhibit (16)(a)(2) of Registrant’s Registration Statement on Form N-14 (File No. 333-196580) filed with the SEC on June 6, 2014.

(16)(a)(3)		Power of Attorney executed by Charles R. Schwab is incorporated herein by reference to Exhibit (16)(a)(3) of the Registration Statement on Form N-14 (File No. 333-196580) filed with the SEC on June 6, 2014.

(16)(a)(4)		Power of Attorney executed by David L. Mahoney is incorporated herein by reference to Exhibit (16)(a)(4) of Registrant’s Registration Statement on Form N-14 (File No. 333-196580) filed with the SEC on June 6, 2014.

(16)(a)(5)		Power of Attorney executed by Kiran M. Patel is incorporated herein by reference to Exhibit (16)(a)(5) of Registrant’s Registration Statement on Form N-14 (File No. 333-196580) filed with the SEC on June 6, 2014.

(16)(a)(6)		Power of Attorney executed by George Pereira is incorporated herein by reference to Exhibit (16)(a)(6) of Registrant’s Registration Statement on Form N-14 (File No. 333-196580) filed with the SEC on June 6, 2014.

(16)(a)(7)		Power of Attorney executed by Walter W. Bettinger, II is incorporated herein by reference to Exhibit (16)(a)(7) of the Registration Statement on Form N-14 (File No. 333-196580) filed with the SEC on June 6, 2014.

(16)(a)(8)		Power of Attorney executed by Joseph Wender is incorporated herein by reference to Exhibit (16)(a)(8) of Registrant’s Registration Statement on Form N-14 (File No. 333-196580) filed with the SEC on June 6, 2014.

(16)(a)(9)		Power of Attorney executed by John F. Cogan is incorporated herein by reference to Exhibit (16)(a)(9) of Registrant’s Registration Statement on Form N-14 (File No. 333-196580) filed with the SEC on June 6, 2014.

(16)(a)(10)		Power of Attorney executed by Marie Chandoha is incorporated herein by reference to Exhibit (16)(a)(10) of Registrant’s Registration Statement on Form N-14 (File No. 333-196580) filed with the SEC on June 6, 2014.

(17)(a)(1)	Code of Ethics	Registrant, Investment Adviser and Schwab Code of Ethics, dated June 14, 2013, is incorporated herein by reference to Exhibit (p) of PEA No. 86.

(17)(c)(1)	Additional Materials	Prospectus dated April 30, 2014 with respect to Schwab California AMT Tax-Free Money Fund and Schwab California Municipal Money Fund is incorporated herein by reference to Part A of PEA No. 86.

(17)(c)(2)		Statement of Additional Information dated April 30, 2014 with respect to Schwab California AMT Tax-Free Money Fund and Schwab California Municipal Money Fund is incorporated herein by reference to Part B of PEA No. 86.

(17)(d)(3)		The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Schwab California AMT Tax-Free Money Fund and Schwab California Municipal Money Fund included in the Funds’ Annual Report to Shareholders for the period ended December 31, 2013 are incorporated herein by reference to Registrant’s Annual Report on Form N-CSR filed with the SEC on March 4, 2014 (SEC Accession No. 0000950123-14-002989).

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 [17 CFR 230.145(c)], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, opinions of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinions.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 2 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on this 8th day of October, 2014.

THE CHARLES SCHWAB FAMILY OF FUNDS
Registrant

Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated this 8th day of October, 2014.

Signature	Title

Charles R. Schwab*	Chairman and Trustee
Charles R. Schwab

Walter W. Bettinger, II*	Trustee
Walter W. Bettinger, II

Mariann Byerwalter*	Trustee
Mariann Byerwalter

John F. Cogan*	Trustee
John F. Cogan

David L. Mahoney*	Trustee
David L. Mahoney

Kiran M. Patel*	Trustee
Kiran M. Patel

Gerald B. Smith*	Trustee
Gerald B. Smith

Joseph H. Wender*	Trustee
Joseph H. Wender

Marie Chandoha*	President and Chief Executive Officer
Marie Chandoha

George Pereira*	Treasurer and Principal Financial Officer
George Pereira

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney

Exhibit Index

(12)	Tax Opinion